Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,161,735.8	$ 2,263,891.3	$ 1,587,415.0
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	149,777.4	210,470.8	203,963.7
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,408,841.9	1,493,328.8	1,015,996.4
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	267,154.1	245,168.8	164,552.1
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,072.0	119,099.3	71,920.8
Europe, the Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	117,348.2	123,767.1	89,010.1
Other country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 86,542.2	$ 72,056.5	$ 41,971.9